UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Partners, L.P.
           --------------------------------------------------------------
Address:   280 Park Avenue
           --------------------------------------------------------------
           New York, NY  10017
           --------------------------------------------------------------

Form 13F File Number:  28-6862
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joshua Nash LLC, by Joshua Nash, Member
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                     New York, NY                    5/3/02
---------------------               ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:               34
                                            ---------------------------
Form 13F Information Table Value Total:     $       274,150
                                            ---------------------------
                                                 (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 2002

                                                                                                      ITEM 6:
                                                                             ITEM 5:           INVESTMENT DISCRETION
                                 ITEM 2:        ITEM 3:        ITEM 4:      Shares or                (b) Shares
          ITEM 1:               Title of         Cusip          Fair        Principal                as Defined   (c) Shared
      Name of Issuer              Class          Number     Market Value     Amount      (a) Sole   in Instr. V     Other
-----------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD.                 ORD                  G02602103       4,895,605     183,700      X
EVEREST RE GROUP LTD.       COM                  G3223R108       4,826,064      69,600      X
PARTNER RE LTD.             COM                  G6852T105      13,824,720     253,200      X
AMGEN INC                   COM                  031162100       9,548,800     160,000      X
AMYLIN PHARMACEUTICALS      COM                  032346108       1,741,740     174,000      X
BECTON DICKINSON CO         COM                  075887109       3,281,640      87,000      X
CVS CORP                    COM                  126650100       6,090,142     177,400      X
CALPINE                     PUT                  131347956       3,253,740     256,200      X
CHUBB CORP                  COM                  171232101      13,099,520     179,200      X
COMMSCOPE                   COM                  203372107       3,692,280     212,200      X
DANA CORP                   PUT                  235811956      10,662,002     496,600      X
AMEX DIAMONDS               UNIT SER 1           252787106      27,024,220     260,600      X
GENERAL ELECTRIC            PUT                  369604953       6,516,300     174,000      X
GENERAL MOTORS              CALL                 370442905       7,350,720     121,600      X
GENEAL MOTORS               PUT                  370442955       8,414,640     139,200      X
IMAGISTICS INTL.            COM                  45247T104       3,493,230     219,700      X
IRON MOUNTAIN INC.          COM                  462846106       4,415,424     139,200      X
MERCK & COMPANY             COM                  589331107       6,011,352     104,400      X
MIRANT CORP.                COM                  604675108       5,024,265     347,700      X
NASDAQ 100 SHARES UNIT SER 1UNIT SER 1           631100104      13,804,425     382,500      X
NASDAQ 100 SHARES UNIT SER 1PUT                  631100954      35,122,788     973,200      X
OCEAN ENERGY INC.           COM                  67481E106         668,902      33,800      X
PFIZER                      COM                  717081103       8,297,712     208,800      X
PFIZER                      PUT                  717081953       8,293,738     208,700      X
PHARMACIA CORP.             COM                  71713U102      14,119,056     313,200      X
PHILIP MORRIS               COM                  718154107      14,252,502     270,600      X
PHILIP MORRIS               PUT                  718154957       5,498,748     104,400      X
RATIONAL SOFTWARE           PUT                  75409P952       1,101,768      69,600      X
SCHERING PLOUGH CORP.       COM                  806605101       4,356,960     139,200      X
SOLECTRON CORP.             COM                  834182107         897,000     115,000      X
SUNTRUST BANKS INC.         COM                  867914103       4,644,408      69,600      X
UNIONBANCAL CORP.           COM                  908906100       3,002,164      68,200      X
VARIAN INC.                 COM                  92220P105       9,739,198     256,700      X
WEBMD CORP                  COM                  94769M105       7,184,640     935,500      X


                                                               274,150,413
Table continued...

                                                     ITEM 8:
                                             VOTING AUTHORITY SHARES
                             ITEM 7:
          ITEM 1:            Managers
      Name of Issuer         See Instr. (a) Sole    (b) Shared   (c) None
----------------------------------------------------------------------------
AMDOCS LTD.                                X
EVEREST RE GROUP LTD.                      X
PARTNER RE LTD.                            X
AMGEN INC                                  X
AMYLIN PHARMACEUTICALS                     X
BECTON DICKINSON CO                        X
CVS CORP                                   X
CALPINE                                    X
CHUBB CORP                                 X
COMMSCOPE                                  X
DANA CORP                                  X
AMEX DIAMONDS                              X
GENERAL ELECTRIC                           X
GENERAL MOTORS                             X
GENEAL MOTORS                              X
IMAGISTICS INTL.                           X
IRON MOUNTAIN INC.                         X
MERCK & COMPANY                            X
MIRANT CORP.                               X
NASDAQ 100 SHARES UNIT SER 1               X
NASDAQ 100 SHARES UNIT SER 1               X
OCEAN ENERGY INC.                          X
PFIZER                                     X
PFIZER                                     X
PHARMACIA CORP.                            X
PHILIP MORRIS                              X
PHILIP MORRIS                              X
RATIONAL SOFTWARE                          X
SCHERING PLOUGH CORP.                      X
SOLECTRON CORP.                            X
SUNTRUST BANKS INC.                        X
UNIONBANCAL CORP.                          X
VARIAN INC.                                X
WEBMD CORP                                 X